Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Income before income taxes	R$ 10,208,351	R$ 24,621,610	R$ 32,852,367
Adjustments to reconcile income before income tax to net cash flow from operating activities:
Expected loss on loans and advances	30,176,989	26,346,068	9,358,234
Change in insurance contract liabilities	42,456,177	38,731,599	32,600,967
Net Gains/(Losses) on financial assets at fair value through other comprehensive income	(1,841,022)	(2,663,816)	1,081,393
Expenses with provisions and contingent liabilities	6,339,505	2,874,896	3,888,464
(Gain)/Loss due to impairment of assets	1,940,035	(2,579,233)	255,975
Depreciation	2,626,085	2,530,910	2,712,720
Amortization of intangible assets	3,894,031	3,132,310	3,060,180
Share of profit of associates and joint ventures	(2,101,681)	(1,355,926)	(421,504)
(Gains)/Losses on disposal of non-current assets held for sale	(69,294)	(228,130)	(239,499)
(Gains)/Losses from disposal of property and equipment	(139,024)	(12,649)	228,971
(Gains)/Losses on the sale of investments in associates	14,350	(422,188)	(15,366)
Effect of changes in foreign exchange rates on cash and cash equivalents	(239,325)	(892,293)	(3,475,438)
(Increase)/Decrease in assets	(280,034,814)	(175,496,682)	(271,154,762)
Compulsory deposits with the Central Bank	(15,544,506)	(6,654,728)	(3,559,769)
Loans and advances to financial institutions	(35,005,630)	8,415,276	(9,087,880)
Loans and advances to customers	(111,830,757)	(163,343,243)	(182,188,118)
Financial assets at fair value through profit or loss	(85,699,349)	34,661,937	(60,377,643)
Other assets	(31,954,572)	(48,575,924)	(15,941,352)
(Increase)/Decrease in liabilities	180,319,296	115,428,891	51,862,966
Deposits from banks	79,263,662	32,797,532	27,166,234
Deposits from customers	82,532,445	62,058,049	38,922,747
Financial liabilities at fair value through profit or loss	2,200,896	(923,959)	(4,432,399)
Insurance contract liabilities	(2,419,920)	(8,963,117)	(25,679,716)
Other provisions	(6,649,634)	(5,763,542)	(3,934,768)
Other liabilities	25,391,847	36,223,928	19,820,868
Cash generated by operations	(6,450,341)	30,015,367	(137,404,332)
Interest received on financial assets at FVTPL and amortized costs	102,617,786	101,166,625	72,045,757
Interest paid	(88,961,324)	(72,121,352)	(29,926,361)
Income tax and social contribution paid	(7,383,749)	(9,292,937)	(6,707,736)
Net cash provided by/(used in) operating activities	(177,628)	49,767,703	(101,992,672)
Investing activities
(Acquisitions) of subsidiaries, net of cash and cash equivalents	(84,767)	(623,966)	(183,172)
(Acquisition) of financial assets at fair value through other comprehensive income	(61,444,346)	(164,290,603)	(162,115,499)
Disposal of financial assets at fair value through other comprehensive income	112,549,913	105,001,290	127,129,772
Maturity of financial assets at amortized cost	41,071,327	69,244,651	47,481,373
(Acquisition) of financial assets at amortized cost	(47,841,394)	(70,238,580)	(46,679,357)
Disposal of non-current assets held for sale	640,484	442,888	608,200
(Acquisitions) of investments in associates	(14,333)		(293,793)
Sale of investments in associates		61,970	62,237
Dividends and interest on equity received	978,932	720,069	763,698
(Acquisition) of property and equipment	(1,953,063)	(2,440,639)	(1,156,867)
Proceeds from sale of property and equipment	1,350,060	596,414	528,602
(Acquisition) of intangible assets	(7,187,567)	(6,971,601)	(3,253,248)
Interest received on financial assets at FVTPL and amortized costs	45,540,986	50,719,425	17,799,378
Net cash provided by / (used in) investing activities	83,606,232	(17,778,682)	(19,308,676)
Financing activities
Funds from securities issued	105,259,934	101,692,599	105,221,591
Payments on securities issued	(87,026,367)	(55,588,276)	(84,821,391)
Funds from subordinated debt issued	1,129,800	9,796,000	9,130,200
Payments on subordinated debts	(3,569,094)	(13,431,393)	(9,516,156)
Lease payments	(1,665,781)	(1,916,000)	(1,685,513)
Non-controlling shareholders	(44,182)	(209,470)	(253,768)
Interest paid on financing liabilities	(28,219,163)	(14,544,532)	(9,102,724)
Interest on equity/dividends paid	(8,927,917)	(3,656,763)	(9,914,297)
Acquisition of treasury shares		(224,377)	(666,702)
Net cash provided by/(used in) financing activities	(23,062,770)	21,917,788	(1,608,760)
(Decrease)/Increase in cash and cash equivalents	60,365,834	53,906,809	(122,910,108)
Cash and cash equivalents
At the beginning of the period	126,185,421	71,386,319	190,820,989
Effect of changes in foreign exchange rates on cash and cash equivalents	239,325	892,293	3,475,438
At period end	186,790,580	126,185,421	71,386,319
(Decrease)/Increase in cash and cash equivalents	R$ 60,365,834	R$ 53,906,809	R$ (122,910,108)